Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,526,545	$ 2,639,448
Unamortized debt issuance cost	(17,606)	(24,220)
Total	2,508,939	2,615,228
Short-term debt	10,190	10,190
Non-current debt	$ 2,498,749	$ 2,605,038